UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
Check here if Amendment (     );         Amendment Number:
This Amendment (Check only one.):  (     ) is a restatement.
                                   (     ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        	    Landis Associates LLC
                    Michael Landis Hershey, President
Address:            415 McFarlan Rd.  Suite 213
                    Kennett Square, PA  19348

13F File Number:   28-5960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael L. Hershey
Title:     President
Phone:  610-925-0400
Signature, Place, and Date of Signing:  Michael L. Hershey,Kennett Square,PA.
                                       10/6/03
Report Type  (Check only one.):
(  x)        13F HOLDINGS REPORT.
(    )        13F NOTICE.
(    )        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manger:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
______________________________________
Michael L. Hershey, President







UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F SUMMARY PAGE

REPORT SUMARY:    LANDIS ASSOCIATES LLC

NUMBER OF OTHER INCLUDED MANAGERS:   0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 87

FORM 13F INFORMATION TABLE VALUE TOTAL:      $109,253


LIST OF OTHER INCLUDED MANAGERS:    N/A

No.       13F File Number        Name








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                                                        LANDIS ASSOCIATES LLC
                                                              FORM 13F
                                                         September 30, 2003

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMERIGROUP Corp.               COM              03073T102     1116 25000.00 SH       Sole                 25000.00
ATMI, Inc.                     COM              00207R101     1141 45000.00 SH       Sole                 45000.00
Abaxis Inc.                    COM              002567105     1251 90000.00 SH       Sole                 90000.00
Aladdin Knowledge System       COM              M0392N101      942 150000.00SH       Sole                150000.00
America Movil SA DE CV         COM              02364W105     1156 50000.00 SH       Sole                 50000.00
Americas Car-Mart Inc.         COM              03062T105     1343 45000.00 SH       Sole                 45000.00
Amkor Technology, Inc.         COM              031652100      924 65000.00 SH       Sole                 65000.00
Applied Molecular Evolution In COM              03823E108     1798 210000.00SH       Sole                210000.00
ArvinMeritor, Inc.             COM              043353101      534 30000.00 SH       Sole                 30000.00
Asta Funding Inc.              COM              046220109     1429 55000.00 SH       Sole                 55000.00
Axsys Technologies, Inc.       COM              054615109     1811 150000.00SH       Sole                150000.00
Bitstream Inc.                 COM              091736108     1478 370500.00SH       Sole                370500.00
Boyd Gaming Corporation        COM              103304101     1068 70000.00 SH       Sole                 70000.00
Brigham Exploration Co.        COM              109178103     1020 150000.00SH       Sole                150000.00
Capital One Financial Corp.    COM              14040H105      856 15000.00 SH       Sole                 15000.00
Caremark Rx, Inc.              COM              141705103      904 40000.00 SH       Sole                 40000.00
Cato Corporation               COM              149205106      605 30000.00 SH       Sole                 30000.00
Celadon Group Inc.             COM              150838100     1157 90000.00 SH       Sole                 90000.00
Century Aluminum Co.           COM              156431108     1072 100000.00SH       Sole                100000.00
Checkers DriveIn Restaurants,  COM              162809305     1150 125000.00SH       Sole                125000.00
Ciphergen Biosystems Inc.      COM              17252Y104      988 80000.00 SH       Sole                 80000.00
Circuit City Stores Circuit Ci COM              172737108      477 50000.00 SH       Sole                 50000.00
Cyberguard Corp.               COM              231910100     1664 175000.00SH       Sole                175000.00
Devon Energy Corp.             COM              25179m103      675 14000.00 SH       Sole                 14000.00
Diageo PLC                     COM              25243Q205     1104 25000.00 SH       Sole                 25000.00
Dialog Semiconductor PLC       COM              25250P108     1629 475000.00SH       Sole                475000.00
Dominion Resources, Inc.       COM              25746U109      279  4500.00 SH       Sole                  4500.00
El Paso Corp.                  COM              28336L109      110 15000.00 SH       Sole                 15000.00
Entremed Inc.                  COM              29382F103      473 100000.00SH       Sole                100000.00
Fairchild Semiconductor Intern COM              303726103     1161 70000.00 SH       Sole                 70000.00
Geron Corp.                    COM              374163103     1054 77000.00 SH       Sole                 77000.00
Gevity HR Inc.                 COM              374393106     1916 130000.00SH       Sole                130000.00
Gladstone Commercial Corp.     COM              376536108     1327 90000.00 SH       Sole                 90000.00
Grant Prideco, Inc.            COM              38821G101      764 75000.00 SH       Sole                 75000.00
Grey Wolf, Inc.                COM              397888108     2088 600000.00SH       Sole                600000.00
Hollis-Eden Pharmaceuticals, I COM              435902101     1697 70000.00 SH       Sole                 70000.00
ICON plc                       COM              45103T107     1395 37000.00 SH       Sole                 37000.00
IDT Corp. CL B                 COM              448947309      903 50000.00 SH       Sole                 50000.00
IGEN International, Inc.       COM              449536101    18541 322000.00SH       Sole                322000.00
ILOG S.A.                      COM              452360100      968 90000.00 SH       Sole                 90000.00
International Game Tech        COM              459902102      985 35000.00 SH       Sole                 35000.00
Interphase Corp                COM              460593106      454 50000.00 SH       Sole                 50000.00
Jos. A. Bank Clothiers, Inc.   COM              480838101     1097 25000.00 SH       Sole                 25000.00
Kulicke & Soffa Industries, In COM              501242101      760 70000.00 SH       Sole                 70000.00
L-3 Communications             COM              502424104      865 20000.00 SH       Sole                 20000.00
Lehman Brothers Holdings, Inc. COM              524908100     1520 22000.00 SH       Sole                 22000.00
Lennar Corp.                   COM              526057104     1167 15000.00 SH       Sole                 15000.00
Level 8 Systems, Inc.          COM              52729m102      165 359000.00SH       Sole                359000.00
Lionbridge Technologies, Inc.  COM              536252109     1348 180000.00SH       Sole                180000.00
Maverick Tube Corp.            COM              577914104      931 60000.00 SH       Sole                 60000.00
Mesa Air Group, Inc.           COM              590479101     1001 90000.00 SH       Sole                 90000.00
Murphy Oil Corp                COM              626717102     1175 20000.00 SH       Sole                 20000.00
NMS Communications             COM              629248105      448 200000.00SH       Sole                200000.00
Netegrity, Inc.                COM              64110p107      998 100000.00SH       Sole                100000.00
Network Engines, Inc.          COM              64121A107     1090 170000.00SH       Sole                170000.00
Newmont Mining Corp.           COM              651639106     1173 30000.00 SH       Sole                 30000.00
Novell, Inc.                   COM              670006105     1935 365000.00SH       Sole                365000.00
ON Technology Corp.            COM              68219P108      945 350000.00SH       Sole                350000.00
Optical Communication Products COM              68382T101      826 350000.00SH       Sole                350000.00
PC Mall Inc.                   COM              69323K100     1202 115000.00SH       Sole                115000.00
PRIMUS Telecommunications Grou COM              741929103      810 120000.00SH       Sole                120000.00
Patterson-UTI Energy Inc.      COM              703481101     1354 50000.00 SH       Sole                 50000.00
Peerless Systems Corporation   COM              705536100     1440 450000.00SH       Sole                450000.00
Pep Boys-Manny, Moe & Jack     COM              713278109      765 50000.00 SH       Sole                 50000.00
Pharmanetics Inc.              COM              71713J107      792 160000.00SH       Sole                160000.00
Progress Energy Inc.           COM              743263105      222  5000.00 SH       Sole                  5000.00
Quaker Fabric Corp.            COM              747399103      678 100000.00SH       Sole                100000.00
Rayonier Inc.                  COM              754907103      203  5000.00 SH       Sole                  5000.00
Rite Aid Corp.                 COM              767754104     2064 400000.00SH       Sole                400000.00
Science Dynamics Corp.         COM              808631105       14 301000.00SH       Sole                301000.00
Seagate Technology             COM              G7945j104     1224 45000.00 SH       Sole                 45000.00
Southern Financial Bancorp, In COM              842870107     1295 33000.00 SH       Sole                 33000.00
Stanley Furniture Co., Inc.    COM              854305208     1240 40000.00 SH       Sole                 40000.00
Telecommunication Systems, Inc COM              87929J103     1673 390000.00SH       Sole                390000.00
Thoratec Corp.                 COM              885175307     1019 60000.00 SH       Sole                 60000.00
TradeStation Group, Inc.       COM              89267P105      934 125000.00SH       Sole                125000.00
U.S. Wireless Data Inc.        COM              912899408      110 500000.00SH       Sole                500000.00
UTStarcom, Inc.                COM              918076100      795 25000.00 SH       Sole                 25000.00
Ultimate Software Group        COM              90385D107     1045 125000.00SH       Sole                125000.00
Unifi, Inc.                    COM              904677101      511 106400.00SH       Sole                106400.00
Unisys Corp.                   COM              909214108     1082 80000.00 SH       Sole                 80000.00
Universal Compression Holdings COM              913431102     2367 110000.00SH       Sole                110000.00
Universal Stainless & Alloy Pr COM              913837100      442 55000.00 SH       Sole                 55000.00
Valero Energy Corp.            COM              91913Y100      957 25000.00 SH       Sole                 25000.00
Western Silver Corp            COM              959531104     1395 380000.00SH       Sole                380000.00
XM Satellite Radio Holdings, I COM              983759101     1318 85000.00 SH       Sole                 85000.00
ebookers plc                   COM              278725106     1458 80000.00 SH       Sole                 80000.00
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